Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.4%
Communication Services 23.6%
Altice France SA:
144A, 5.5%, 1/15/2028		2,400,000	2,466,120
144A, 7.375%, 5/1/2026		8,050,000	8,642,802
144A, 8.125%, 2/1/2027		2,926,000	3,295,407
Altice Luxembourg SA, 144A, 10.5%, 5/15/2027		2,790,000	3,180,739
Cablevision Systems Corp., 5.875%, 9/15/2022		4,700,000	5,064,250
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		2,145,000	2,183,674
144A, 5.0%, 2/1/2028		2,205,000	2,313,751
144A, 5.125%, 5/1/2027		1,665,000	1,756,575
5.25%, 9/30/2022		6,700,000	6,775,375
144A, 5.5%, 5/1/2026		6,245,000	6,580,669
144A, 5.875%, 4/1/2024		2,375,000	2,455,156
144A, 5.875%, 5/1/2027		2,240,000	2,368,800
CenturyLink, Inc.:
144A, 5.125%, 12/15/2026		3,545,000	3,607,498
5.625%, 4/1/2025		3,280,000	3,485,164
Series W, 6.75%, 12/1/2023		705,000	786,956
Series Y, 7.5%, 4/1/2024		990,000	1,116,225
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		4,545,000	4,732,708
144A, 9.25%, 2/15/2024		3,059,000	3,387,842
CommScope, Inc.:
144A, 5.5%, 3/1/2024		1,755,000	1,829,588
144A, 8.25%, 3/1/2027		1,935,000	2,036,588
Connect Finco SARL, 144A, 6.75%, 10/1/2026		1,600,000	1,704,000
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		5,380,000	5,777,313
144A, 5.75%, 1/15/2030		2,255,000	2,407,213
144A, 6.5%, 2/1/2029		2,845,000	3,172,175
144A, 7.5%, 4/1/2028		1,800,000	2,034,000
144A, 10.875%, 10/15/2025		2,353,000	2,629,478
Diamond Sports Group LLC:
144A, 5.375%, 8/15/2026		3,940,000	3,985,515
144A, 6.625%, 8/15/2027 (b)		500,000	486,250
DISH DBS Corp.:
5.875%, 11/15/2024		4,389,000	4,485,009
7.75%, 7/1/2026 (b)		2,280,000	2,415,409
Entercom Media Corp.:
144A, 6.5%, 5/1/2027		1,377,000	1,473,390
144A, 7.25%, 11/1/2024 (b)		1,150,000	1,210,375
Frontier Communications Corp., 144A, 8.0%, 4/1/2027		3,435,000	3,589,575
Intelsat Connect Finance SA, 144A, 9.5%, 2/15/2023 (b)		1,400,000	979,580
Intelsat Jackson Holdings SA:
144A, 8.5%, 10/15/2024		3,587,000	3,267,147
144A, 9.75%, 7/15/2025		2,580,000	2,386,500
Lamar Media Corp., 5.75%, 2/1/2026		1,265,000	1,340,774
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		2,735,000	2,899,100
Level 3 Financing, Inc.:
144A, 4.625%, 9/15/2027		4,937,000	5,054,501
5.25%, 3/15/2026		3,070,000	3,192,800
5.375%, 8/15/2022		4,623,000	4,640,105
5.375%, 5/1/2025		1,500,000	1,552,500
Netflix, Inc.:
3.625%, 5/15/2027	EUR	1,000,000	1,200,219
REG S, 3.625%, 6/15/2030	EUR	1,050,000	1,210,174
4.375%, 11/15/2026		2,400,000	2,460,000
4.625%, 5/15/2029	EUR	2,530,000	3,162,841
4.875%, 4/15/2028		1,500,000	1,558,050
5.875%, 2/15/2025		685,000	763,775
5.875%, 11/15/2028		1,035,000	1,147,360
Nexstar Broadcasting, Inc., 144A, 5.625%, 7/15/2027		815,000	858,847
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		525,000	556,500
Sirius XM Radio, Inc., 144A, 5.5%, 7/1/2029		3,215,000	3,476,187
Sprint Capital Corp.:
6.875%, 11/15/2028		3,700,000	3,986,750
8.75%, 3/15/2032		1,575,000	1,911,656
Sprint Corp.:
7.125%, 6/15/2024		2,320,000	2,502,700
7.625%, 3/1/2026		2,445,000	2,696,346
T-Mobile U.S.A., Inc., 4.75%, 2/1/2028		3,130,000	3,279,645
Telecom Italia Capital SA, 6.375%, 11/15/2033		2,170,000	2,408,700
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		2,100,000	2,257,500
Telefonica Europe BV, REG S, 7.625%, Perpetual (c)	EUR	1,500,000	1,882,353
Telesat Canada:
144A, 4.875%, 6/1/2027		1,580,000	1,607,650
144A, 6.5%, 10/15/2027		2,365,000	2,465,513
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,600,000	1,644,800
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		755,000	777,650
144A, 5.625%, 4/15/2027		1,735,000	1,856,450
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,310,000	2,425,500
144A, 5.5%, 5/15/2029		4,855,000	5,140,231
Vodafone Group PLC, 7.0%, 4/4/2079		1,013,000	1,190,136
Ziggo Bond Co. BV, 144A, 5.875%, 1/15/2025		1,475,000	1,520,179
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	4,366,671
			189,062,979
Consumer Discretionary 15.0%
1011778 B.C. Unlimited Liability Co.:
144A, 3.875%, 1/15/2028		1,290,000	1,293,225
144A, 4.375%, 1/15/2028		1,220,000	1,223,050
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025		1,815,000	1,889,869
6.25%, 3/15/2026		1,125,000	1,151,719
American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028		2,378,000	2,413,670
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		3,177,000	3,280,252
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026 (b)		450,000	463,500
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		2,430,000	2,454,300
Boyd Gaming Corp.:
144A, 4.75%, 12/1/2027		890,000	924,487
6.0%, 8/15/2026		2,325,000	2,493,562
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		2,150,000	2,246,750
144A, 6.5%, 6/1/2026		2,090,000	2,233,687
Dana, Inc.:
5.375%, 11/15/2027		805,000	829,150
5.5%, 12/15/2024		862,000	886,067
Eldorado Resorts, Inc., 6.0%, 9/15/2026		2,468,000	2,717,885
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		4,017,000	4,293,169
HD Supply, Inc., 144A, 5.375%, 10/15/2026		1,315,000	1,393,900
Hertz Corp., 144A, 6.0%, 1/15/2028		3,080,000	3,080,000
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		2,021,000	2,141,058
IAA, Inc., 144A, 5.5%, 6/15/2027		1,110,000	1,179,375
Lennar Corp.:
4.75%, 11/15/2022		3,000,000	3,150,000
5.0%, 6/15/2027		305,000	330,925
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,950,000	2,004,327
Mattel, Inc., 144A, 6.75%, 12/31/2025		4,600,000	4,944,080
Meritor, Inc., 6.25%, 2/15/2024		850,000	870,995
MGM Resorts International:
5.5%, 4/15/2027		1,445,000	1,603,950
5.75%, 6/15/2025		2,811,000	3,148,320
NCL Corp. Ltd., 144A, 3.625%, 12/15/2024		2,870,000	2,909,462
Newell Brands, Inc., 4.2%, 4/1/2026		9,135,000	9,525,563
Outfront Media Capital LLC:
144A, 4.625%, 3/15/2030		430,000	437,525
144A, 5.0%, 8/15/2027		1,900,000	1,990,250
Panther BF Aggregator 2 LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,763,649
REG S, 4.375%, 5/15/2026	EUR	1,100,000	1,293,342
144A, 6.25%, 5/15/2026		805,000	867,388
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		1,110,000	1,173,054
PetSmart, Inc.:
144A, 7.125%, 3/15/2023		3,930,000	3,851,400
144A, 8.875%, 6/1/2025 (b)		1,250,000	1,234,375
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		910,000	953,225
PulteGroup, Inc., 6.375%, 5/15/2033		1,500,000	1,751,250
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		2,390,000	2,563,275
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	578,588
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		425,000	438,813
Staples, Inc.:
144A, 7.5%, 4/15/2026		3,030,000	3,143,625
144A, 10.75%, 4/15/2027		2,300,000	2,334,500
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		1,500,000	1,623,750
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,294,650
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/2028		2,415,000	2,632,350
Tesla, Inc., 144A, 5.3%, 8/15/2025		1,950,000	1,891,500
Toll Brothers Finance Corp., 4.35%, 2/15/2028		998,000	1,040,415
TRI Pointe Group, Inc., 5.25%, 6/1/2027		825,000	862,125
United Rentals North America, Inc.:
4.625%, 10/15/2025		4,800,000	4,934,880
5.25%, 1/15/2030		1,100,000	1,183,930
6.5%, 12/15/2026		3,680,000	4,044,550
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		2,910,000	3,110,062
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		995,000	1,017,387
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		4,020,000	4,301,400
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		105,000	112,613
Yum! Brands, Inc., 144A, 4.75%, 1/15/2030		460,000	481,850
			119,982,018
Consumer Staples 3.4%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		1,960,000	1,957,648
144A, 5.875%, 2/15/2028		870,000	924,375
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		3,400,000	3,553,000
Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027		445,000	473,369
JBS Investments II GmbH, 144A, 5.75%, 1/15/2028		848,000	894,216
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		835,000	896,874
144A, 5.75%, 6/15/2025		5,210,000	5,392,350
144A, 6.5%, 4/15/2029		1,672,000	1,858,060
144A, 6.75%, 2/15/2028		3,607,000	3,985,771
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		700,000	723,541
144A, 5.875%, 9/30/2027		2,150,000	2,324,687
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		960,000	1,014,000
144A, 5.5%, 3/1/2025		1,600,000	1,676,000
144A, 5.5%, 12/15/2029		1,515,000	1,615,444
			27,289,335
Energy 13.1%
Antero Midstream Partners LP:
5.375%, 9/15/2024		1,385,000	1,284,588
144A, 5.75%, 3/1/2027		1,185,000	1,042,059
144A, 5.75%, 1/15/2028		1,285,000	1,117,950
Archrock Partners LP:
144A, 6.25%, 4/1/2028		460,000	473,800
144A, 6.875%, 4/1/2027		1,535,000	1,623,262
Cheniere Energy Partners LP:
144A, 4.5%, 10/1/2029		3,090,000	3,175,284
5.625%, 10/1/2026		1,105,000	1,168,538
Chesapeake Energy Corp., 144A, 11.5%, 1/1/2025 (b)		1,708,000	1,614,060
Crestwood Midstream Partners LP:
144A, 5.625%, 5/1/2027		2,000,000	2,027,500
6.25%, 4/1/2023		3,435,000	3,503,700
DCP Midstream Operating LP, 5.375%, 7/15/2025		5,668,000	6,163,950
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		2,340,000	2,416,050
144A, 5.75%, 1/30/2028		540,000	567,675
EnLink Midstream Partners LP, 4.4%, 4/1/2024		4,000,000	3,880,400
Genesis Energy LP:
6.25%, 5/15/2026		1,735,000	1,656,925
6.5%, 10/1/2025		1,200,000	1,161,000
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		2,605,000	2,518,957
144A, 5.75%, 10/1/2025		2,030,000	1,979,331
144A, 6.25%, 11/1/2028		1,485,000	1,410,750
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		2,995,000	3,122,287
Matador Resources Co., 5.875%, 9/15/2026		1,881,000	1,885,702
MEG Energy Corp., 144A, 6.375%, 1/30/2023		2,700,000	2,706,750
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		1,605,000	1,694,992
5.625%, 5/1/2027		855,000	916,988
Nabors Industries, Inc., 5.75%, 2/1/2025		1,205,000	1,084,500
NuStar Logistics LP:
5.625%, 4/28/2027		3,118,000	3,203,745
6.0%, 6/1/2026		2,380,000	2,516,850
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		4,868,000	4,685,450
6.875%, 1/15/2023 (b)		1,255,000	1,226,763
Parkland Fuel Corp., 144A, 5.875%, 7/15/2027		2,410,000	2,591,618
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		745,000	765,488
144A, 5.375%, 1/15/2025		2,790,000	2,873,700
144A, 5.625%, 10/15/2027		2,455,000	2,596,162
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		1,680,000	1,596,000
Range Resources Corp., 5.0%, 8/15/2022		2,260,000	2,214,800
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,050,000	1,952,625
Southwestern Energy Co.:
6.2%, 1/23/2025		934,000	856,665
7.75%, 10/1/2027 (b)		425,000	393,635
Sunoco LP:
5.5%, 2/15/2026		1,945,000	2,017,937
5.875%, 3/15/2028		550,000	583,993
6.0%, 4/15/2027		738,000	787,815
Targa Resources Partners LP:
5.0%, 1/15/2028		4,240,000	4,324,800
5.375%, 2/1/2027		3,600,000	3,735,000
144A, 5.5%, 3/1/2030		1,365,000	1,402,538
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030		1,895,000	1,928,162
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		1,550,000	1,643,000
USA Compression Partners LP, 6.875%, 4/1/2026		2,037,000	2,138,850
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)		2,349,000	2,222,154
6.625%, 1/15/2026		1,020,000	695,110
WPX Energy, Inc.:
5.25%, 9/15/2024		2,015,000	2,140,937
5.25%, 10/15/2027		1,495,000	1,577,225
8.25%, 8/1/2023		1,495,000	1,719,250
			104,587,270
Financials 2.0%
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		990,000	1,094,079
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		2,400,000	2,597,870
Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024		1,320,000	1,379,426
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		380,000	387,600
Navient Corp.:
5.5%, 1/25/2023		3,459,000	3,692,482
6.5%, 6/15/2022		1,600,000	1,734,000
6.75%, 6/25/2025 (b)		1,100,000	1,214,400
Springleaf Finance Corp.:
5.375%, 11/15/2029		2,295,000	2,395,521
6.625%, 1/15/2028		505,000	570,044
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		935,000	965,388
			16,030,810
Health Care 8.6%
Avantor, Inc.:
144A, 6.0%, 10/1/2024		1,900,000	2,025,837
144A, 9.0%, 10/1/2025		1,700,000	1,899,801
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		5,095,000	5,802,186
144A, 9.25%, 4/1/2026		1,280,000	1,470,208
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028		1,540,000	1,580,641
144A, 5.25%, 1/30/2030		1,150,000	1,192,550
144A, 5.75%, 8/15/2027		1,610,000	1,746,850
144A, 5.875%, 5/15/2023		113,000	113,989
144A, 6.125%, 4/15/2025		2,385,000	2,464,254
144A, 6.5%, 3/15/2022		3,590,000	3,670,775
144A, 7.0%, 3/15/2024		3,335,000	3,468,400
144A, 7.0%, 1/15/2028		575,000	634,685
144A, 7.25%, 5/30/2029		270,000	308,475
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,885,000	1,974,537
Centene Corp.:
144A, 4.25%, 12/15/2027		1,280,000	1,316,800
144A, 4.625%, 12/15/2029		1,905,000	2,002,822
144A, 5.375%, 6/1/2026		1,375,000	1,459,219
Charles River Laboratories International, Inc.:
144A, 4.25%, 5/1/2028		3,985,000	4,059,719
144A, 5.5%, 4/1/2026		320,000	344,000
Community Health Systems, Inc.:
6.25%, 3/31/2023		3,969,000	4,028,535
144A, 8.0%, 3/15/2026		1,350,000	1,390,500
Encompass Health Corp.:
4.5%, 2/1/2028		620,000	642,475
4.75%, 2/1/2030		521,000	540,537
HCA, Inc.:
5.375%, 9/1/2026		1,200,000	1,336,500
5.875%, 2/15/2026		2,270,000	2,581,285
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027		1,250,000	1,285,937
Select Medical Corp., 144A, 6.25%, 8/15/2026		3,910,000	4,232,653
Tenet Healthcare Corp.:
144A, 4.875%, 1/1/2026		2,770,000	2,901,298
5.125%, 5/1/2025		2,970,000	3,059,100
144A, 5.125%, 11/1/2027		3,140,000	3,316,625
144A, 6.25%, 2/1/2027		860,000	925,575
6.75%, 6/15/2023		1,150,000	1,263,516
7.0%, 8/1/2025 (b)		755,000	797,469
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		657,000	636,272
144A, 7.125%, 1/31/2025		585,000	600,912
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		1,860,000	1,980,900
			69,055,837
Industrials 6.1%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,950,000	3,046,797
144A, 6.0%, 10/15/2022		2,063,000	2,062,381
144A, 7.875%, 4/15/2027		3,558,000	3,660,292
Builders Firstsource, Inc., 144A, 6.75%, 6/1/2027		245,000	268,581
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		440,000	466,400
Clean Harbors, Inc.:
144A, 4.875%, 7/15/2027		920,000	968,300
144A, 5.125%, 7/15/2029		430,000	461,218
Colfax Corp.:
144A, 6.0%, 2/15/2024		340,000	361,250
144A, 6.375%, 2/15/2026		1,450,000	1,580,500
Covanta Holding Corp., 5.875%, 7/1/2025		1,120,000	1,181,600
DAE Funding LLC:
144A, 4.5%, 8/1/2022		134,000	136,010
144A, 5.0%, 8/1/2024		346,000	363,279
144A, 5.75%, 11/15/2023		1,600,000	1,678,000
Energizer Holdings, Inc.:
144A, 5.5%, 6/15/2025		1,600,000	1,660,000
144A, 6.375%, 7/15/2026		1,695,000	1,805,175
144A, 7.75%, 1/15/2027		1,450,000	1,620,448
EnerSys, 144A, 4.375%, 12/15/2027		1,220,000	1,204,872
GFL Environmental, Inc.:
144A, 5.125%, 12/15/2026		670,000	704,425
144A, 7.0%, 6/1/2026		2,320,000	2,450,848
Itron, Inc., 144A, 5.0%, 1/15/2026		2,000,000	2,072,500
Korn Ferry, 144A, 4.625%, 12/15/2027		420,000	422,100
Masonite International Corp., 144A, 5.375%, 2/1/2028		1,061,000	1,120,681
Moog, Inc.:
144A, 4.25%, 12/15/2027		2,260,000	2,299,776
144A, 5.25%, 12/1/2022		1,565,000	1,586,441
Prime Security Services Borrower LLC:
144A, 5.75%, 4/15/2026		1,945,000	2,113,982
144A, 9.25%, 5/15/2023		16,000	16,780
Sensata Technologies, Inc., 4.375%, 2/15/2030		410,000	417,962
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,258,627
Summit Materials LLC, 6.125%, 7/15/2023		2,480,000	2,520,300
Tennant Co., 5.625%, 5/1/2025		360,000	376,200
TransDigm, Inc.:
144A, 5.5%, 11/15/2027		2,400,000	2,426,952
144A, 6.25%, 3/15/2026		4,445,000	4,812,201
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		914,000	960,843
			49,085,721
Information Technology 2.4%
Camelot Finance SA, 144A, 4.5%, 11/1/2026		820,000	842,550
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		1,200,000	1,245,000
CDK Global, Inc., 144A, 5.25%, 5/15/2029		1,225,000	1,313,812
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		2,735,000	2,810,212
Dell International LLC, 144A, 5.875%, 6/15/2021		963,000	978,052
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		1,880,000	2,068,000
Go Daddy Operating Co. LLC, 144A, 5.25%, 12/1/2027		2,460,000	2,589,150
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,055,000	1,116,037
MTS Systems Corp., 144A, 5.75%, 8/15/2027		498,000	520,410
Qorvo, Inc., 144A, 4.375%, 10/15/2029		830,000	869,425
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		1,295,000	1,458,494
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		1,225,000	1,307,687
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,191,550
			19,310,379
Materials 12.1%
AK Steel Corp., 7.5%, 7/15/2023		1,150,000	1,196,000
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		1,310,000	1,342,750
144A, 5.25%, 8/15/2027		1,405,000	1,478,791
144A, 6.0%, 2/15/2025		2,558,000	2,682,702
Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	700,000	808,746
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		2,615,000	2,706,525
Berry Global, Inc.:
144A, 4.875%, 7/15/2026		1,600,000	1,687,520
5.5%, 5/15/2022		3,820,000	3,862,975
144A, 5.625%, 7/15/2027		250,000	268,125
Cascades, Inc.:
144A, 5.125%, 1/15/2026		155,000	159,263
144A, 5.375%, 1/15/2028		250,000	256,875
CF Industries, Inc., 5.15%, 3/15/2034		1,590,000	1,776,825
Chemours Co.:
4.0%, 5/15/2026	EUR	1,500,000	1,514,295
5.375%, 5/15/2027		1,480,000	1,309,800
7.0%, 5/15/2025 (b)		725,000	730,438
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,375,000	1,364,687
Constellium SE:
144A, 4.625%, 5/15/2021	EUR	1,666,667	1,873,875
144A, 5.75%, 5/15/2024		1,325,000	1,361,438
144A, 5.875%, 2/15/2026		3,936,000	4,162,320
144A, 6.625%, 3/1/2025		3,000,000	3,112,800
Crown Americas LLC, 4.75%, 2/1/2026		180,000	190,125
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		1,360,000	1,422,900
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,798,000	1,802,495
144A, 6.875%, 3/1/2026		2,960,000	2,997,000
Freeport-McMoRan, Inc.:
3.875%, 3/15/2023		1,350,000	1,374,610
5.0%, 9/1/2027		3,375,000	3,543,750
5.25%, 9/1/2029		3,940,000	4,220,922
Graphic Packaging International LLC, 144A, 4.75%, 7/15/2027		440,000	470,800
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		1,225,000	1,270,172
144A, 7.625%, 1/15/2025		3,125,000	3,298,437
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		1,170,000	1,200,420
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,138,525
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		1,450,000	1,540,625
Mauser Packaging Solutions Holding Co.:
144A, 5.5%, 4/15/2024		4,345,000	4,475,784
144A, 7.25%, 4/15/2025		2,925,000	2,888,437
Mercer International, Inc.:
5.5%, 1/15/2026		425,000	432,438
6.5%, 2/1/2024		1,390,000	1,442,125
7.375%, 1/15/2025		2,490,000	2,680,360
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		2,460,000	2,539,950
144A, 5.25%, 6/1/2027		1,685,000	1,731,337
Novelis Corp., 144A, 5.875%, 9/30/2026		2,625,000	2,793,276
OCI NV, 144A, 5.25%, 11/1/2024		1,105,000	1,146,438
Olin Corp., 5.625%, 8/1/2029		4,160,000	4,393,792
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	4,018,219
144A, 7.0%, 7/15/2024		465,000	480,694
Trivium Packaging Finance BV:
144A, 5.5%, 8/15/2026		275,000	289,781
144A, 8.5%, 8/15/2027		275,000	305,938
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		3,742,000	3,812,050
Tronox, Inc., 144A, 6.5%, 4/15/2026		2,746,000	2,828,929
United States Steel Corp., 6.25%, 3/15/2026		1,767,000	1,510,962
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		1,169,000	1,220,179
			97,118,220
Real Estate 3.4%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		1,800,000	1,828,440
144A, (REIT), 5.25%, 3/15/2028		780,000	811,200
(REIT), 5.75%, 8/15/2024		4,735,000	4,788,269
(REIT), 6.0%, 8/15/2023		4,000,000	4,085,000
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		1,445,000	1,460,837
(REIT), 4.75%, 10/1/2024		2,385,000	2,471,456
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027		4,500,000	5,017,500
MPT Operating Partnership LP:
(REIT), 4.625%, 8/1/2029		1,990,000	2,049,700
(REIT), 6.375%, 3/1/2024		2,365,000	2,459,529
Ryman Hospitality Properties, Inc., 144A, (REIT), 4.75%, 10/15/2027		70,000	72,275
SBA Communications Corp., (REIT), 4.0%, 10/1/2022		2,120,000	2,159,750
VICI Properties LP, 144A (REIT), 4.625%, 12/1/2029		225,000	234,563
			27,438,519
Utilities 5.7%
AES Corp., 4.875%, 5/15/2023		2,056,000	2,086,840
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	3,207,600
5.75%, 5/20/2027		1,445,000	1,585,888
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,245,000	2,264,913
144A, 5.125%, 3/15/2028		2,340,000	2,388,438
144A, 5.25%, 6/1/2026		2,710,000	2,821,788
5.75%, 1/15/2025		2,260,000	2,319,325
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		2,375,000	2,407,656
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		3,050,000	3,175,812
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		2,205,000	2,384,156
5.75%, 1/15/2028		3,000,000	3,255,000
7.25%, 5/15/2026		1,100,000	1,201,750
Talen Energy Supply LLC, 144A, 7.25%, 5/15/2027		2,695,000	2,835,679
Vistra Energy Corp., 5.875%, 6/1/2023		998,000	1,020,994
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		5,050,000	5,277,149
144A, 5.5%, 9/1/2026		4,415,000	4,679,900
144A, 5.625%, 2/15/2027		2,755,000	2,903,081
			45,815,969
Total Corporate Bonds (Cost $735,958,061)			764,777,057
Loan Participations and Assignments 0.3%
Senior Loan **
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.063%, 4/29/2024 (Cost $2,397,829)		2,593,350	2,490,018
Convertible Bonds 0.1%
Communication Services
DISH Network Corp., 2.375%, 3/15/2024 (Cost $474,750)		450,000	410,895
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		1,950	9,107
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $1,482,531)		6,700	256,129
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (e) (f) (Cost $11,030,275)		11,030,275	11,030,275
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.62% (e) (Cost $21,341,955)		21,341,955	21,341,955
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $772,685,401)		99.8	800,315,436
Other Assets and Liabilities, Net		0.2	1,362,081
Net Assets		100.0	801,677,517

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (e) (f)
18,441,805	—	7,411,530 (g)	—	—	6,908	—	11,030,275	11,030,275
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.62% (e)
45,918,847	100,609,475	125,186,367	—	—	151,440	—	21,341,955	21,341,955
64,360,652	100,609,475	132,597,897	—	—	158,348	—	32,372,230	32,372,230

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $10,699,327, which is 1.3% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of December 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	14,189,160	USD	15,773,862	1/31/2020	(172,767)	BNP Paribas SA

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$764,777,057	$—	$764,777,057
Loan Participations and Assignments	—	2,490,018	—	2,490,018
Convertible Bonds	—	410,895	—	410,895
Common Stocks	9,107	—	—	9,107
Warrants	—	—	256,129	256,129
Short-Term Investments (h)	32,372,230	—	—	32,372,230
Total	$32,381,337	$767,677,970	$256,129	$800,315,436
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(172,767)	$—	$(172,767)
Total	$—	$(172,767)	$—	$(172,767)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (172,767)